Income Taxes (Schedule Of Provision For Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Current, U.S. federal	$ 23,934	$ 11,724	$ 64,698
Current, U.S. state and local	4,484	4,144	9,927
Current, Foreign	452	465	393
Deferred, U.S. federal, state and local	5,185	2,402	(6,712)
Deferred, Foreign	1	5	5
Total income tax provision	$ 34,056	$ 18,740	$ 68,311